GEOGRAPHICAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geographical Information
Crude oil and natural gas sales	$ 2,353,374	$ 1,482,575	$ 553,739
Depletion, depreciation and accretion	309,367	271,336	218,118
Property, plant and equipment	1,333,589	1,267,392	463,801
Deferred income tax asset	154,998	380,858	477,014
Deferred income tax liability	55,361
U.S.
Geographical Information
Crude oil and natural gas sales	2,205,876	1,355,255	480,822
Depletion, depreciation and accretion	286,438	246,949	183,226
Property, plant and equipment	1,329,545	1,179,070	375,634
Deferred income tax asset		162,582	311,502
Deferred income tax liability	55,361
Canada
Geographical Information
Crude oil and natural gas sales	147,498	127,320	72,917
Depletion, depreciation and accretion	22,929	24,387	34,892
Property, plant and equipment	4,044	88,322	88,167
Deferred income tax asset	$ 154,998	$ 218,276	$ 165,512